Loans, Financings and Debentures - Additional Information (Detail) $ in Billions		1 Months Ended		12 Months Ended
	May 07, 2019	Jul. 31, 2018 BRL (R$)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum aggregate value of obligation				R$ 50,000,000
Maturity	April 15, 2022 to April 15, 2025
Gain or loss on investments					R$ 0
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Maturity				2024
Debt in Foreign Currency [member] | Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Eurobond issued		R$ 1,900,000,000	$ 500.0		R$ 3,200,000,000	$ 1.0
Early repayment of debenture				R$ 1,500,000,000
Interest rate				140.00%
Maturity				2021	2021	2021